Filed pursuant to Rule 497(e)

Registration Nos. 333-258722 and 811-23725

CoinShares ETF Trust

(formerly, Valkyrie ETF Trust II)
(the “Trust”)

CoinShares Bitcoin Mining and Digital Power ETF

(formerly, CoinShares Bitcoin Mining ETF)

(the “Fund”)

October 22, 2026

Supplement to the Fund’s Summary Prospectus, Prospectus
and Statement of Additional Information

The Adviser – Address Change

The Fund’s investment adviser, CoinShares Asset Management (US) LLC (formerly, Valkyrie Funds LLC), has changed its address to 1270 Avenue of the Americas, 30th Floor, New York, NY 10020-1708. Notwithstanding anything to the contrary in the Fund’s Summary Prospectus, Prospectus or Statement of Additional Information, effective as of the date hereof, throughout the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information, all references to “437 Madison Avenue, 28th Floor, New York, NY 10022” shall be replaced with “1270 Avenue of the Americas, 30th Floor, New York, NY 10020-1708”.

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FOR FUTURE REFERENCE